Related-party transactions	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Related-party transactions

34.	Related-party transactions

The Company has a related-party transactions policy, which is annually revised and approved by the Board of Directors in accordance with the Company’s bylaws.

In order to ensure the goals of the Company are achieved and to align them with transparency of processes and corporate governance best practices, this policy guides Petrobras while entering into related-party transactions and dealing with potential conflicts of interest on these transactions, based on the following assumptions and provisions: competitiveness, compliance, transparency, fairness and commutability.

The Statutory Audit Committee (CAE) must approve in advance transactions between the Company and: i) the Brazilian Federal Government, including its agencies or similar bodies; ii) Petros Foundation; iii) Petrobras Health Association; iv) entities controlled by Petrobras in which there is a participation in the share capital of the controlled company by the Brazilian Federal Government, its Entities, or any authority of a public entity to which Petrobras is linked, or by individuals connected to it; v) Petrobras’ associated entities (including entities controlled by its associates); and vi) entities controlled by key management personnel or by their close family members, taking into account the materiality established by this policy.

Transactions with the Brazilian Federal Government, including its agencies or similar bodies and controlled entities (the latter when classified as out of the Company's normal course of business by the CAE), which are under the scope of Board of Directors approval, must be preceded by the CAE and Minority Shareholders Committee assessment and must have prior approval of, at least, 2/3 of the board members.

The related-party transactions policy also aims to ensure an adequate and diligent decision-making process for the Company’s key management.

34.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian Federal Government, which include transactions with banks and other entities under its control, such as financing and banking, asset management and other transactions.

The balances of significant transactions are set out in the following table:

		12.31.2024		12.31.2023
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrochemical companies (associates)	65	1	45	4
Other associates and joint ventures	52	15	95	10
Subtotal	117	16	140	14
Brazilian government – Parent and its controlled entities
Government bonds	1,114	−	1,819	−
Banks controlled by the Brazilian Government	12,030	2,675	15,526	2,119
Petroleum and alcohol account - receivables from the Brazilian Government (note 14.1)	−	−	278	−
Brazilian Federal Government (1)	−	1,046	−	1,378
Pré-Sal Petróleo S.A. – PPSA	−	79	−	28
Others	235	85	138	80
Subtotal	13,379	3,885	17,761	3,605
Petros	44	234	64	305
Total	13,540	4,135	17,965	3,924
Current	1,557	1,382	2,684	1,676
Non-Current	11,983	2,753	15,281	2,248
(1) It includes amounts related to lease liability.

The income/expenses of significant transactions are set out in the following table:

	2024	2023	2022
Joint ventures and associates
State-controlled gas distributors (joint ventures) (1)	−	−	1,196
Petrochemical companies (associates)	3,505	3,402	4,465
Other associates and joint ventures	50	57	96
Subtotal	3,555	3,459	5,757
Brazilian government – Parent and its controlled entities
Government bonds	145	210	204
Banks controlled by the Brazilian Government	−	(19)	71
Receivables from the Electricity sector	−	233	−
Petroleum and alcohol account - receivables from the Brazilian Government	7	15	62
Brazilian Federal Government	(112)	(124)	288
Pré-Sal Petróleo S.A. – PPSA	(599)	(361)	(657)
Others	(255)	(204)	(79)
Subtotal	(814)	(250)	(111)
Petros	(19)	(19)	(21)
Total - Income (Expenses)	2,722	3,190	5,625
Revenues, mainly sales revenues	3,536	3,450	5,821
Purchases and services	15	12	(4)
Income (expenses)	(871)	(582)	(804)
Foreign exchange and inflation indexation charges, net	(105)	(267)	299
Finance income (expenses), net	147	577	313
Total - Income (Expenses)	2,722	3,190	5,625

Information on the judicialized debts from the Brazilian Federal Government (precatórios) issued in favor of the Company arising from the petroleum and alcohol accounts is disclosed in note 14.

The liability related to pension plans of the Company's employees and managed by the Petros Foundation, including debt instruments, is presented in note 18.

34.2.	Compensation of key management personnel

The criteria for compensation of employees and officers are established based on the relevant labor legislation and the Company’s Positions, Salaries and Benefits Plan (Plano de Cargos e Salários e de Benefícios e Vantagens).

The compensation of employees (including those occupying managerial positions) in December 2024 and December 2023 were:

	Parent Company (U.S. dollars)
Compensation of employees, excluding officers	2024	2023
Lowest compensation	731	920
Average compensation	4,249	4,921
Highest compensation	18,194	21,516

	Parent Company
Employees	2024	2023
Number of employees	41,778	40,213

The annual compensation of Executive Officers, including variable compensation, for the years 2024 and 2023 were:

	Parent Company (U.S. dollars)
Compensation of the Director of Petrobras (includes variable compensation)	2024	2023
Lowest compensation (1)	452,163	30,301
Average compensation (2)	615,641	765,364
Highest compensation (3)	563,303	562,491
(1) It corresponds to the lowest annual compensation, according to the Annual Circular Letter CVM/SEP of March 7, 2024, for those who served for 12 months. If there are no members meeting this condition, the lowest amount paid should be considered.
(2) It corresponds to the total value of the annual compensation, including expenses with former members, divided by the number of remunerated positions (9), according to the Annual Circular Letter CVM/SEP of March 7, 2024.
(3) It corresponds to the annual compensation, without any exclusions, of the officer with the highest individual compensation, according to the Annual Circular Letter CVM/SEP of March 7, 2024.

The criteria for compensation of members of the Board of Directors and the Board Executive Officers is based on the guidelines established by the Secretariat of Management and Governance of the State-owned Companies (SEST) of the Ministry of Management and Innovation in Public Services, and by the Ministry of Mines and Energy. The total compensation is set out as follows:

					Parent Company
		2024			2023
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	3.0	0.4	3.4	3.0	0.1	3.1
Social security and other employee-related taxes	0.8	−	0.8	0.9	−	0.9
Post-employment benefits (pension plan)	0.3	−	0.3	0.3	−	0.3
Variable compensation	2.6	−	2.6	2.9	−	2.9
Benefits due to termination of tenure	0.5	−	0.5	0.9	−	0.9
Total compensation recognized in the statement of income	7.2	0.4	7.6	8.0	0.1	8.1
Total compensation paid (1)	6.4	0.4	6.8	7.6	−	7.6
Monthly average number of members	9.00	11.00	20.00	9.00	11.00	20.00
Monthly average number of paid members	9.00	8.00	17.00	9.00	6.33	15.33
(1) It includes variable compensation for Executive Officers.

In 2024, expenses related to compensation of the board members and executive officers of Petrobras amounted to US$ 14 (US$ 13.9 in 2023 and US$ 14.7 in 2022).

The compensation of the Advisory Committees to the Board of Directors is separate from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.

In accordance with Brazilian regulations applicable to companies controlled by the Brazilian Federal Government, Board members who are also members of the Statutory Audit Committees are only compensated with respect to their Audit Committee duties. The total compensation concerning these members was US$ 416 thousand for 2024 (US$ 493 thousand with tax and social security costs). For 2023, the total compensation concerning these members was US$ 403 thousand (US$ 484 thousand with tax and social security costs). For 2022, it was US$ 544 thousand (US$ 642 thousand with tax and social security costs).

On April 25, 2024, the shareholders, at the Company’s Annual General Shareholders Meeting, set the threshold for the overall compensation for executive officers and board members at US$ 8.6 (R$ 43.21 million) from April 2024 to March 2025.

The average annual remuneration of the members of Petrobras' Fiscal Council, in fiscal year 2024, was US$ 29 (US$ 34, considering social security costs). In 2023, the average annual remuneration was US$ 31 (US$ 38, considering social security costs). In 2022, the average annual remuneration was US$ 28 (US$ 33, considering social security costs).

The Variable Compensation Program for Executive Officers is subject to compliance with prerequisites and performance indicators. The variable remuneration to be paid changes according to the percentage of goals achievement and its payment is deferred in 4 annual installments.

In 2024, the Company provisioned US$ 2.6 referring to the Performance Award Program – PPP 2024 for Executive Directors.

Exemption from damage (indemnity)

Since 2022, the Company's Bylaws establish the obligation to indemnify its managers, members with statutory functions and other employees and agents who legally act by delegation of the Company's managers, besides maintaining a permanent insurance contract in favor of these individuals, to save them from liability for acts arising from the exercise of their activities. As of 2018, the bylaws also began to provide for the possibility of Petrobras entering into indemnity contracts, in order to cover any expenses due to complaints, inquiries, administrative, arbitration or judicial investigations and proceedings, in Brazil or in any other jurisdiction, which aim to impute responsibility for regular management acts practiced exclusively in the exercise of its activities since the date of its investiture or the beginning of the contractual relationship with the Company. The limits and form of defense in judicial and administrative proceedings are defined in the Policy for the Application and Governance of the Indemnity Commitment, approved by the Board of Directors.

The first Indemnity Commitment was approved by the Board of Directors on December 18, 2018, starting from its signature until the Ordinary General Meeting of 2020. The maximum exposure established by the Company (global limit for all eventual damages) was US$ 500.

The second Indemnity Commitment was approved by the Board of Directors on March 25, 2020, starting from its signature until the Ordinary General Meeting of 2022. The maximum exposure established by the Company (global limit for all possible damages) was US$ 300.

The third Indemnity Commitment was approved by the Board of Directors on March 30, 2022, starting from its signature, until the Ordinary General Meeting of 2024. The maximum exposure established by the Company (global limit for all possible damages) was US$ 200.

The fourth Indemnity Commitment was approved by the Board of Directors on March 27, 2024, starting from its signature, until the Ordinary General Meeting of 2026. The maximum exposure established by the Company (global limit for all possible damages) was US$ 161.

The term of coverage provided for in the Commitment begins from the date of signature until the occurrence of the following events, whichever comes last: (i) the end of the fifth year following the date on which the beneficiary leave, for any reason, to exercise the mandate or function/position; (ii) the course of the time required in transit of any Process in which the Beneficiary is partly due to the practice of Regular Management Act; or (iii) the course of the limitation period according to law to events that can generate the obligations of indemnification by the Company, including, but not limited to, the criminal statute applicable deadline, even if such period is applied by administrative authorities or at any time when there is an indemnifiable event based on an imprescriptible fact.

Indemnity agreements shall not cover: (i) acts covered under Directors and Officers (D&O) insurance policy purchased by the Company, as formally recognized and implemented by the insurance Company; (ii) acts outside the regular exercise of the duties or powers of the Beneficiaries; (iii) acts in bad faith act, malicious acts, fraud or serious fault on the part of the Beneficiaries, observing the principle of presumed innocence; (iv) self-interested acts or in favor of third parties that damage the Company’s social interest; (v) obligation to pay damages arising from social action according to article 159 of Law 6,404/76 or reimbursement of the damages according to art. 11, § 5°, II of Law 6,385/76; or (vi) where a manifest conflict of interest with the Company is established.

Petrobras will have no obligation to indemnify the Beneficiaries for loss of profits, loss of business opportunity, interruption of professional activity, moral damages or indirect damages. eventually claimed by the Beneficiaries, with compensation or reimbursement limited to the cases provided for in the Indemnity Commitment.

In the case of conviction for an intentional act or committed with gross error, final and unappealable in criminal, public civil, impropriety, popular action, action proposed by a third party, or by shareholders in favor of the Company, or, still, of an unappealable administrative decision concluding that an act was committed intentionally or with gross error and that has not been subject to judicial suspension, the beneficiary undertakes, regardless of any manifestation of the independent third party, to reimburse the Company for all amounts spent by the Company within the scope of this Commitment, including all expenses and costs related to the process, refunding them within a period of up to 30 days from the competent notification.

In order to avoid the configuration of conflicts of interest, notably as provided for in art. 156 of Law 6,404/76, the Company will hire external professionals, who may act individually or jointly, with an unblemished, impartial and independent reputation (“Independent Third Party”), and with experience to analyze any claim by the Beneficiaries on the characterization of Regular Management Act or on the hypothesis of exclusions. In addition, Beneficiaries who are claiming such amounts are prohibited from participating in meetings or discussions that deal with the approval of the payment of expenses, in compliance with the provisions of art. 156, head provision of Law 6,404/76, Brazilian Corporate Law.